Note 21 - Changes in Equity - Capital Reserves (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Beginning balance, capital reserves		R$ 63,361.2
Final balance, capital reserves		70,215.3	R$ 63,361.2
Treasury shares [member]
Statement Line Items [Line Items]
Beginning balance, capital reserves		(895.0)	(908.7)
Purchase of shares and result on treasury shares		12.3	13.7
Share-based payments, capital reserve
Capital Increase
Effect of application of IAS 29 (hyperinflation) (i)	[1]
Final balance, capital reserves		(882.7)	(895.0)
Share premium [member]
Statement Line Items [Line Items]
Beginning balance, capital reserves		53,662.8	53,662.8
Purchase of shares and result on treasury shares
Share-based payments, capital reserve
Capital Increase
Effect of application of IAS 29 (hyperinflation) (i)	[1]
Final balance, capital reserves		53,662.8	53,662.8
Other reserves [member]
Statement Line Items [Line Items]
Beginning balance, capital reserves		700.9	700.9
Purchase of shares and result on treasury shares
Share-based payments, capital reserve
Capital Increase
Effect of application of IAS 29 (hyperinflation) (i)	[1]
Final balance, capital reserves		700.9	700.9
Reserve of share-based payments [member]
Statement Line Items [Line Items]
Beginning balance, capital reserves		1,232.3	1,074.9
Purchase of shares and result on treasury shares
Share-based payments, capital reserve		166.1	157.4
Capital Increase		(89.9)
Effect of application of IAS 29 (hyperinflation) (i)	[1]	(8.2)
Final balance, capital reserves		1,300.3	1,232.3
Capital reserve [member]
Statement Line Items [Line Items]
Beginning balance, capital reserves		54,701.0	54,529.9
Purchase of shares and result on treasury shares		12.3	13.7
Share-based payments, capital reserve		166.1	157.4
Capital Increase		(89.9)
Effect of application of IAS 29 (hyperinflation) (i)	[1]	(8.2)
Final balance, capital reserves		R$ 54,781.3	R$ 54,701.0

[1]	As described in Note 1 (b) Application of inflation accounting and Financial Reporting in Hyperinflationary Economies.